NC-Cash | Cash Portfolio

Supplement to

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)

Term Portfolio (XAOHX)

August 29, 2011

Prospectus and Statement of Additional Information

A special meeting of Term Portfolio's shareholders was held on October 27, 2011. Shareholders approved a change to Term Portfolio's fundamental concentration policy so that more than 25% of total assets will be invested in securities issued by the financial services industry. This change will take effect on November 1, 2011.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section of the prospectus for Term Portfolio beginning on page 6.

  Investing more than 25% of total assets in the financial services industries.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section of the prospectus for Term Portfolio on page 7.

  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.